Supplement to the Current Statement of Additional Information - Part I

MFS(R) Municipal Income Fund

Effective immediately, the sub-section entitled "Ownership of Fund Shares" in Appendix C entitled "Portfolio Manager(s)" is hereby restated in its entirety as follows:

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of the Fund's fiscal year ended March 31, 2008. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

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Name of Portfolio Manager        Dollar Range of Equity Securities in Fund
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Geoffrey L. Schechter                                D
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                 The date of this supplement is August 13, 2008.